03038399

For Internal Use Only Sec File No. 9- 91-359	Submit 1 Original and 9 Copies **UNITED STATES** **SECURITIES AND EXCHANGE COMMISSION** **Washington, D.C. 20549**	OMB APPROVAL OMB Number: 3235-0504 Expires: July 31, 2004 Estimated average burden hours per response........2.00

RECEIVED
OCT 0 8 2003

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   National Association of Securities Dealers
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Investment Company
3. Class of New Derivative Securities Product:
   Exchange Traded Fund
4. Name of Underlying Instrument:
   Fidelity Nasdaq Composite Index Tracking Stock
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad Based Index
6. Ticker Symbol(s) of New Derivative Securities Product:
   ONEQ
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   The Nasdaq Stock Market
8. Settlement Methodology of New Derivative Securities Product:
   Depository Trust Company
9. Position Limits of New Derivative Securities Product (if applicable):
   N/A

PROCESSED
NOV 18 2003
THOMSON FINANCIAL

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Gary N. Sundick

Title:
Vice President, The Nasdaq Stock Market

Telephone Number:
301-978-5214

Manual Signature of Official Responsible for Form:
Gary N. Sundick

Date:
October 7, 2003

SEC 2449 (6-01)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	October 8, 2003

NASDAQ®

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
OCT 0 8 2003
DIVISION OF MARKET REGULATION

October 7, 2003

Katherine A. England, Esq.
Assistant Director
Division of Market Regulation
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Filing Form 19b-4(e)

Dear Ms. England:

Please find attached the original and nine copies of Form 19b-4(e) regarding Fidelity Nasdaq Composite Index Tracking Stock (Symbol: ONEQ).

If you have any questions, please contact me at (301) 978-5214.

Very truly yours,

Gary N. Sundick

Gary N. Sundick
Vice President

cc: Michael Emen
Sara Bloom
Florence Harmon

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCTOBER 8, 2003